Consolidated Balance Sheets (Parenthetical) - $ / shares	Mar. 31, 2022	Mar. 31, 2021
Statement of Financial Position [Abstract]
Preferred stock, par value	$ 0.01	$ 0.01
Preferred stock, shares authorized	10,000,000	10,000,000
Preferred stock, shares issued	0	0
Preferred stock, shares outstanding	0	0
Common stock, par value	$ 0.003	$ 0.003
Common stock, shares authorized	23,333,334	23,333,334
Common stock, shares issued	5,828,205	5,828,205
Common stock, shares outstanding	4,857,187	4,857,187
Treasury stock, shares	971,018	971,018